IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 262,934	$ 233,717
Encumbered liquid assets	122,019	108,397
Unencumbered liquid assets	140,915	125,320
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	17,691	14,152
Encumbered liquid assets	686	555
Unencumbered liquid assets	17,005	13,597
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	142,411	117,119
Encumbered liquid assets	75,431	67,806
Unencumbered liquid assets	66,980	49,313
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	8,776	9,776
Encumbered liquid assets	1,240	1,461
Unencumbered liquid assets	7,536	8,315
Equities [Member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	45,659	48,584
Encumbered liquid assets	27,859	24,951
Unencumbered liquid assets	17,800	23,633
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	40,299	36,032
Encumbered liquid assets	10,182	8,278
Unencumbered liquid assets	30,117	27,754
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	8,098	8,054
Encumbered liquid assets	6,621	5,346
Unencumbered liquid assets	1,477	2,708
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	162,836	146,178
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	17,691	14,152
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	67,478	51,196
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	6,684	8,227
Bank owned liquid assets [member] | Equities [Member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	25,018	31,798
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	39,465	35,009
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	6,500	5,796
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	100,098	87,539
Securities received as collateral [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	0	0
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	74,933	65,923
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	2,092	1,549
Securities received as collateral [member] | Equities [Member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	20,641	16,786
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	834	1,023
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 1,598	$ 2,258